Restricted Shares Granted (Detail) (Restricted Stock, Gold Fields Limited 2005 Non-Executive Director Share Plan)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock | Gold Fields Limited 2005 Non-Executive Director Share Plan
Number of Restricted Shares
Beginning Balance	12,300	41,900	98,878
Exercised and released	(12,300)	(29,600)	(56,978)
Ending Balance		12,300	41,900